Property, Plant, and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment

Property at June 30, 2022 and December 31, 2021, consisted of the following:

	June 30, 2022	December 31, 2021
Fixtures	$81,996	-
Land	260,000	260,000
Construction in progress	2,835,040	302,717
Building and improvement	8,883,851	8,883,851
	12,060,887	9,446,568
Accumulated depreciation	(2,504,272)	(2,117,804)
Net property, plant, and equipment	$9,556,615	7,328,764

Property at December 31, 2021 and 2020, consisted of the following:

	2021	2020
Land	$260,000	$260,000
Construction in progress	302,717	-
Building and improvement	8,883,851	8,883,851
	9,446,568	9,143,851
Accumulated depreciation	(2,117,804)	(1,366,021)
Net property	$7,328,764	$7,777,830